Dispositions of subsidiaries (Tables)	12 Months Ended
Sep. 30, 2025
Dispositions of subsidiaries
Schedule of information of balance sheet of disposed entities
	As of date	As of
	of disposal	September 30,
	2025	2024
Carrying amounts of major classes of assets
Cash	$67,654	$55,211
Accounts receivable, net	257,092	215,071
Advances to suppliers	294,248	71,822
Inventories, net	113,498	388,166
Due from related parties	-	205,825
Other current assets	15,098	11,642
Right-of-use assets, net	255,224	403,269
Property and equipment	7,543	13,186
Total assets of disposed entities	$1,010,357	$1,364,192

Carrying amounts of major classes of liabilities
Bank loans	$199,525	$202,405
Accounts payable	905,941	65,593
Operating lease liabilities	267,955	420,194
Due to related parties	-	112,105
Other current liabilities	481,969	276,004
Total liabilities of disposed entities	$1,855,390	$1,076,301

Schedule of information of operation of disposed entities
	For the Period	For the
	from October 1,	Year Ended
	2024 to the Date	September 30,
	of Disposal	2024

Revenue	$1,604,649	$3,881,787
Cost of revenues	(1,453,782)	(3,704,006)
Gross profit	150,867	177,781
Operating expenses	(1,125,446)	(441,279)
Loss from operations	(974,579)	(263,498)
Other expenses	(123,134)	(53,547)
Loss before income taxes	(1,097,713)	(317,045)
Income tax expenses	-	(811)
Net loss	$(1,097,713)	$(317,856)